Derivative financial liability – current (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of derivative financial liability

	2022 £’000	2021 £’000	2020 £’000
Equity settled derivative financial liability
At 1 January	553	1,559	664
Warrants issued	–	–	997
Transfer to share premium on exercise of warrants	–	(70)	(499)
(Gain)/loss recognised in finance (income)/expense within the consolidated statement of comprehensive income	(468)	(936)	397
At 31 December	85	553	1,559

Schedule of warrant exercise price

	ADR Warrants			Equivalent Ordinary Shares (25 ordinary shares per ADR)
	Number*	Original Price per ADS*	New Price per ADR	Number
October 2019 ADR warrants	30,000	$125.00	$4.00	150,000
May 2020 ADR warrants	32,550	$41.00	$4.00	162,750

Schedule of warrants outstanding

	At 1 January 2020	Granted	Exercised	At 31 December 2020	Lapsed	Exercised	At 31 December 2021	Lapsed	At 31 December 2022
May 2020 grant	–	477,255	(125,000)	352,255	–	(15,340)	336,915	–	336,915
October 19 grant	157,495	–	–	157,495	–	–	157,495	–	157,495
DARA Warrants	231	–	–	231	(27)	–	204	(204)	–
DARA Options	138	–	–	138	–	–	138	–	138